UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

       Form 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):[  ] is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Cohen Klingenstein, LLC
                      ----------------------------
Address:              355 West 52nd Street, 5th Floor
                      ----------------------------
                      New York, New York  10019
                      ----------------------------

Form 13F File Number: 028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 George M. Cohen
                      ---------------------
Title:                Managing Member
                      ---------------------
Phone:                212-757-0235
                      ---------------------

Signature, Place, and Date of Signing:




George M. Cohen       New York,   10/26/2010
--------------------- ---------------------
     [Signature]      [City, Sta    [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                               -----------
Form 13F Information Table Entry Total:           100
                                               -----------
Form 13F Information Table Value Total:         223,636
                                               -----------
                                               (thousands)

                                Form 13F Information Table

       Column 1        Column 2    Column 3    Column 4          Column 5       Column 6  Column 7             Column 8

                        TITLE                    VALUE  SHARES or  SH/    PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN    CALL DISCRETION MANAGERS     SOLE    SHARED NONE
Adobe Systems Inc.      com     00724F101         1,249   47,750  SH           SOLE        n/a          47,750
Akamai Technologies     com     00971T101           807   16,075  SH           SOLE        n/a          16,075
Allstate Corp.          com     020002101         1,040   32,960  SH           SOLE        n/a          32,960
Altria Group            com     02209S103           639   26,605  SH           SOLE        n/a          26,605
Amazon.com              com     023135106         9,357   59,575  SH           SOLE        n/a          59,575
Amdocs Limited          com     G02602103           204    7,125  SH           SOLE        n/a           7,125
American Express        com     025816109         2,931   69,745  SH           SOLE        n/a          69,745
American Int'l Group    com     026874107           328    8,388  SH           SOLE        n/a           8,388
AmeriCredit Corp.       com     03060R101           367   15,005  SH           SOLE        n/a          15,005
Ameriprise Financial    com     03076C106           527   11,132  SH           SOLE        n/a          11,132
Amgen Inc.              com     031162100         1,900   34,480  SH           SOLE        n/a          34,480
Apollo Group            com     037604105         1,150   22,395  SH           SOLE        n/a          22,395
Apple Inc.              com     037833100         4,004   14,110  SH           SOLE        n/a          14,110
Atheros Communication   com     04743P108           400   15,190  SH           SOLE        n/a          15,190
Avon Products Inc.      com     054303102         1,706   53,135  SH           SOLE        n/a          53,135
Bank of Amer. Corp.     com     060505104         2,169  165,510  SH           SOLE        n/a         165,510
Becton, Dickinson       com     075887109           239    3,230  SH           SOLE        n/a           3,230
Bed Bath & Beyond       com     075896100         1,603   36,920  SH           SOLE        n/a          36,920
Berkshire Hath Cl A     com     084670108           623        5  SH           SOLE        n/a               5
Berkshire Hathaway B    com     084670207         2,688   32,509  SH           SOLE        n/a          32,509
Broadcom Corp.          com     111320107         1,239   35,000  SH           SOLE        n/a          35,000
Capital One Financial   com     14040H105           465   11,750  SH           SOLE        n/a          11,750
Carnival Corp.          com     143658300         2,388   62,545  SH           SOLE        n/a          62,545
Celgene Corp.           com     151020104           476    8,255  SH           SOLE        n/a           8,255
Cisco Systems Inc.      com     17275R102         3,278  149,690  SH           SOLE        n/a         149,690
Coach Inc.              com     189754104           924   21,515  SH           SOLE        n/a          21,515
Cognizant Tech Sol.     com     192446102         1,092   16,940  SH           SOLE        n/a          16,940
Colgate-Palmolive       com     194162103           215    2,800  SH           SOLE        n/a           2,800
Comcast Corp. Cl 'A'    com     20030N101           789   43,635  SH           SOLE        n/a          43,635
Comcast Special A       com     20030N200           456   26,812  SH           SOLE        n/a          26,812
Corn Products Int'l     com     219023108           592   15,780  SH           SOLE        n/a          15,780
Corning Inc.            com     219350105         1,819   99,485  SH           SOLE        n/a          99,485
Covance Inc.            com     222816100           208    4,455  SH           SOLE        n/a           4,455
Dick's Sporting Goods   com     253393102           543   19,360  SH           SOLE        n/a          19,360
Dionex Corp.            com     254546104           405    4,685  SH           SOLE        n/a           4,685
Directv                 com     25490A101           635   15,243  SH           SOLE        n/a          15,243
Eaton Vance Tax Mngd    com     27829C105         8,169  635,212  SH           SOLE        n/a         635,212
Electronic Arts         com     285512109           228   13,890  SH           SOLE        n/a          13,890
Eli Lilly               com     532457108         2,184   59,800  SH           SOLE        n/a          59,800
FEI Company             com     30241L109           285   14,545  SH           SOLE        n/a          14,545
Flextronics Intl Ltd    com     Y2573F102           374   61,870  SH           SOLE        n/a          61,870
General Electric Co.    com     369604103         1,386   85,275  SH           SOLE        n/a          85,275
Gilead Sciences Inc.    com     375558103         1,228   34,489  SH           SOLE        n/a          34,489
GlaxoSmithKline PLC     com     37733W105         3,882   98,230  SH           SOLE        n/a          98,230
Goldman Sachs Group     com     38141G104           826    5,710  SH           SOLE        n/a           5,710
Google Inc.             com     38259P508         5,237    9,960  SH           SOLE        n/a           9,960
Hartford Fin'l Ser.     com     416515104           327   14,250  SH           SOLE        n/a          14,250
Hess Corp.              com     42809H107           881   14,900  SH           SOLE        n/a          14,900
Informatica Corp.       com     45666Q102         1,023   26,645  SH           SOLE        n/a          26,645
InterDigital Inc.       com     45867G101           534   18,045  SH           SOLE        n/a          18,045
Int'l Bus. Machines     com     459200101         4,277   31,885  SH           SOLE        n/a          31,885
IShares Russell 2000G   com     464287648        54,082  723,600  SH           SOLE        n/a         723,600
Janus Capital Group     com     47102X105           583   53,270  SH           SOLE        n/a          53,270
Johnson & Johnson       com     478160104         2,508   40,471  SH           SOLE        n/a          40,471
Legg Mason, Inc.        com     524901105           317   10,445  SH           SOLE        n/a          10,445
Liberty Media Inter A   com     53071M104           204   14,844  SH           SOLE        n/a          14,844
Lincare Holdings        com     532791100           861   34,350  SH           SOLE        n/a          34,350
Marvell Technology      com     G5876H105           402   22,945  SH           SOLE        n/a          22,945
McAfee Inc.             com     579064106           249    5,274  SH           SOLE        n/a           5,274
Merck & Co.             com     589331107         2,903   78,855  SH           SOLE        n/a          78,855
Monsanto Co.            com     61166W101         3,412   71,197  SH           SOLE        n/a          71,197
Monster Worldwide       com     611742107           493   38,070  SH           SOLE        n/a          38,070
News Corp ADR PRF       com     65248E104           178   13,640  SH           SOLE        n/a          13,640
Nordstrom Inc.          com     655664100           744   20,000  SH           SOLE        n/a          20,000
Nu Skin Ent Inc.        com     67018T105           737   25,575  SH           SOLE        n/a          25,575
Orbital Sciences        com     685564106           386   25,255  SH           SOLE        n/a          25,255
Parametric Tech.        com     699173209           365   18,670  SH           SOLE        n/a          18,670
Paychex, Inc.           com     704326107           284   10,335  SH           SOLE        n/a          10,335
PepsiCo Inc.            com     713448108         6,264   94,280  SH           SOLE        n/a          94,280
Pfizer, Inc.            com     717081103           532   30,982  SH           SOLE        n/a          30,982
Pharma. Product Dev.    com     717124101           215    8,665  SH           SOLE        n/a           8,665
Philip Morris Int'l     com     718172109         1,490   26,605  SH           SOLE        n/a          26,605
Plains Explor & Prod    com     726505100         1,766   66,220  SH           SOLE        n/a          66,220
PowerShares QQQ Trust   com     73935A104        20,431  416,369  SH           SOLE        n/a         416,369
Procter & Gamble        com     742718109         1,013   16,900  SH           SOLE        n/a          16,900
Qlogic Corp.            com     747277101           208   11,775  SH           SOLE        n/a          11,775
ResMed Inc.             com     761152107           301    9,180  SH           SOLE        n/a           9,180
Royal Caribbean Cru.    com     V7780T103           558   17,700  SH           SOLE        n/a          17,700
Royal Dutch Shell PLC   com     780259206         2,249   37,300  SH           SOLE        n/a          37,300
RR Donnelley & Sons     com     257867101           317   18,705  SH           SOLE        n/a          18,705
Seagate Technology      com     G7945M107           291   24,700  SH           SOLE        n/a          24,700
Sealed Air Corp.        com     81211K100         1,954   86,930  SH           SOLE        n/a          86,930
Shire PLC ADS           com     82481R106           427    6,354  SH           SOLE        n/a           6,354
Silicon Laboratories    com     826919102           539   14,695  SH           SOLE        n/a          14,695
St. Jude Medical Inc.   com     790849103           692   17,585  SH           SOLE        n/a          17,585
Standard & Poors DR.    com     78462F103        15,048  131,851  SH           SOLE        n/a         131,851
State Street Corp.      com     857477103           321    8,515  SH           SOLE        n/a           8,515
Target Corp.            com     87612E106         3,149   58,935  SH           SOLE        n/a          58,935
Ultimate Software       com     90385D107           509   13,180  SH           SOLE        n/a          13,180
Union Pacific Corp.     com     907818108           818   10,000  SH           SOLE        n/a          10,000
United Parcel Service   com     911312106           659    9,885  SH           SOLE        n/a           9,885
Urban Outfitters        com     917047102           657   20,890  SH           SOLE        n/a          20,890
Valeant Pharma.         com     91911K102           492   19,635  SH           SOLE        n/a          19,635
ViaSat Inc.             com     92552V100           666   16,210  SH           SOLE        n/a          16,210
Vodafone Grp. PLC ADR   com     92857W100           422   17,007  SH           SOLE        n/a          17,007
Walt Disney Co.         com     254687106         6,567  198,393  SH           SOLE        n/a         198,393
Washington Post 'B'     com     939640108         1,697    4,250  SH           SOLE        n/a           4,250
Western Union Co.       com     959802109           413   23,365  SH           SOLE        n/a          23,365
Yahoo! Inc.             com     984332106           423   29,845  SH           SOLE        n/a          29,845
Yum! Brands Inc.        com     988498101         2,446   53,100  SH           SOLE        n/a          53,100
Zimmer Holdings Inc.    com     98956P102         1,098   20,975  SH           SOLE        n/a          20,975